Green CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

5/31/2021

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (98.70%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bond; 2012, 4.000%, 08/01/2026	$1,000,000	$1,042,544

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%, 11/01/2027	1,700,000	2,163,745

CALIFORNIA HOUSING FINANCE
Class A Certificates; Series 2019-2, 4.000%, 03/20/2033	366,886	433,115

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%, 10/01/2033	1,200,000	1,444,193

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Student Housing Revenue Bonds West Village Student Housing Project; Series 2018, 5.000%, 05/15/2038	800,000	970,335
University of San Diego Revenue Bonds, 2019, 5.000%, 10/01/2044	480,000	597,921

CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%, 11/01/2030	1,100,000	1,160,920

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016, 4.000%, 08/15/2046	500,000	557,867

CITY OF LOS ANGELES CA
General Obligation Bonds; 2012-A, 5.000%, 09/01/2021	2,000,000	2,024,402

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wastewater System Revenue Bond; Series 2015-A (Green Bonds), 5.000%, 06/01/2044	500,000	580,953
Los Angeles CA Wastewater System Subordinate Revenue Bond; Series 2017-A (Green Bonds), 5.250%, 06/01/2047	1,500,000	1,869,330

CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%, 02/01/2025	750,000	827,519

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
San Francisco Water Revenue Bonds; 2017 Sub-Series D Bonds (Refunding) (Green Bonds), 5.000%, 11/01/2034	1,000,000	1,256,910

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%, 06/01/2026	2,050,000	2,427,163

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%, 09/01/2023	2,975,000	3,317,262

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0.000%, 08/01/2027	2,000,000	1,881,826

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%, 08/01/2023	1,000,000	1,100,606

LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
General Obligation Bonds; 2008 Election, Series G, 5.000%, 08/01/2028	865,000	995,289

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2016-A, 4.000%, 07/01/2028	500,000	569,066
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%, 07/01/2021	1,000,000	1,003,984
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%, 07/01/2023	1,500,000	1,652,252

LOS ANGELES DEPARTMENT OF WATER & POWER
Water System Revenue Bonds, 2012 Series A, 5.000%, 07/01/2037	1,985,000	2,087,185

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B, 5.000%, 08/01/2032	2,500,000	2,748,483

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
CA Green Bonds Refunding; Series 2016A and 2016 Refunding; Series B, 4.000%, 09/01/2021	200,000	201,946

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2013A, 5.000%, 08/01/2034	2,345,000	2,592,768

PORT OF LOS ANGELES
Revenue Bonds 2014; Series C, 4.000%, 08/01/2023	290,000	313,499

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%, 07/01/2024	1,000,000	1,081,614

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%, 08/01/2027	1,175,000	1,299,148

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%, 08/01/2034	645,000	761,358
San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds), 5.000%, 08/01/2036	2,300,000	2,856,481

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Water Revenue Bonds 2013; Series A (Refunding), 4.000%, 10/01/2021	700,000	709,059
San Francisco City & County Public Utilities Commission Power Revenue 2015; Series A, 5.000%, 11/01/2030	680,000	795,582
San Francisco City & County Public Utilities Commission Power Revenue 2015; Series A, 5.000%, 11/01/2036	1,170,000	1,358,998

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Wastewater Revenue Bonds 2019 (Clean Water Program), 4.000%, 08/01/2044	2,000,000	2,366,935

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%, 04/01/2034	1,000,000	1,178,030

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0.000%, 08/01/2029	2,500,000	2,215,024

STATE OF CALIFORNIA
Variable Rate General Obligaction Bond, Series 2005, 0.010%, 05/01/2040	1,000,000	1,000,000
Various Purpose General Obligation Bonds (Green Bonds), 3.000%, 10/01/2028	900,000	965,859

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; 2019, 5.000%, 01/01/2036	300,000	391,626

UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%, 05/01/2029	925,000	1,049,573

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election 2001 2005, Series B, 0.000%, 09/01/2029	3,595,000	3,210,247

Total Municipal Bonds (Cost $52,740,856)		57,060,617

Total Investments (Cost $52,740,856)(a) (98.70%)		$57,060,617
Other Net Assets (1.30%)		753,108
Net Assets (100.00%)		$57,813,725

(a)	Aggregate cost for federal income tax purposes is $52,739,061.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,324,358
Unrealized depreciation	(2,802)
Net unrealized appreciation	$4,321,556

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.